ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2026
Accrued Liabilities, Current [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 6:-	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	June 30,	December 31,
	2026	2025
	(Unaudited)
Accrued employee compensation and benefits	$127,600	$132,264
Accrued expenses	96,492	76,481
Advances from customers	8,783	5,735
Income and indirect taxes payable	14,970	19,897
Total	$247,845	$234,377